UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Smith Barney Multiple Discipline Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MULTIPLE DISCIPLINE TRUST

SEMI-ANNUAL REPORT   |   JUNE 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

Multiple Discipline Portfolio — Large Cap Growth and Value

Multiple Discipline Portfolio — Global All Cap Growth and Value

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

 NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. equity market traded in a fairly narrow range during the first half of 2004, finishing the period with single digit gains. The Dow Jones Industrial Averagei gained 0.87% while the S&P 500 Indexii posted a 3.44% advance and the Nasdaq Composite Indexiii was up 2.22%. Value led growth for the six-month period as measured by the Russell 3000 Value Index,iv which was up 4.23% versus a 2.96% gain in the Russell 3000 Growth Index.v

Much of the action during the period occurred in the bond market as investors reacted sharply to various economic data points. Toward the end of the first quarter, investors began to question the strength of the economic recovery, which caused stocks to ease and the 10-year U.S. Treasury yield to fall back below 4.0%.

In early April, however, bond market sentiment changed significantly. The April employment report came in well ahead of expectations, causing a substantial sell-off in the U.S. Treasury market. Strength in retail sales and another strong employment report in May caused further weakness in Treasuries and led to an expectation that the Federal Reserve would increase the federal funds ratevi earlier than previously thought. The Federal Reserve did increase the federal funds rate by 25 basis pointsvii on June 30, 2004, which by that time came as little surprise to investors.

Despite the volatility in Treasury yields during the period, the equity market remained fairly stable. Investor concerns about the prospect, and the potential implications, of higher interest rates for the equity market were offset to some extent by strong economic growth and corporate profit growth. First quarter S&P 500 profits increased close to 25% versus the same period in 2003, demonstrating the operating leverage that companies had in an improving economy.

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Within this environment, the funds performed as follows:1

PERFORMANCE OF THE FUNDS AS OF JUNE 30, 2004

6 Months

Multiple Discipline Portfolio — All Cap Growth and Value	3.30%

Russell 3000 Index	3.59%

S&P 500 Index	3.44%

Lipper Multi-Cap Core Variable Funds Category Average	3.62%

Multiple Discipline Portfolio — Large Cap Growth and Value	2.98%

Russell 1000 Index	3.33%

S&P 500 Index	3.44%

Lipper Large-Cap Core Variable Funds Category Average	2.37%

Multiple Discipline Portfolio — Global All Cap Growth and Value	3.63%

Russell 3000 Index	3.59%

MSCI EAFE Index	4.56%

MSCI World Index	3.52%

S&P 500 Index	3.44%

Lipper Large-Cap Core Variable Funds Category Average	2.37%

Multiple Discipline Portfolio — Balanced All Cap Growth and Value	2.06%

Russell 1000 Index	3.33%

Russell 3000 Growth Index	2.96%

Russell 3000 Value Index	4.23%

Lehman Brothers Intermediate Treasury Bond Index	-0.24%

S&P 500 Index	3.44%

Lipper Balanced Variable Funds Category Average	2.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures may reflect fee waivers and/or expense reimbursements, if any. In the absence of fee waivers and/or expense reimbursements, if any, the total return would be reduced.

The performance returns set forth above do not reflect the deduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

[1]	The funds are an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The funds’ performance returns do not reflect the deduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds. Past performance is no guarantee of future results.

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All Cap Growth and Value

For the six months ended June 30, 2004, shares of the Multiple Discipline Portfolio — All Cap Growth and Value returned 3.30%. These shares underperformed the fund’s unmanaged benchmark, the Russell 3000 Index,viii which returned 3.59% and the fund’s previous benchmark, the S&P 500 Index,ix which returned 3.44% for the same period. The fund’s Lipper multi-cap core variable funds category average returned 3.62%.2

The fund’s underperformance versus the Russell 3000 benchmark was predominantly the result of underweight positions in the information technology and consumer discretionary sectors versus the benchmark. Areas generating particularly solid returns included the energy, industrials and consumer staples sectors, all of which the fund was underweight versus the benchmark.

Large Cap Growth and Value

For the six months ended June 30, 2004, shares of the Multiple Discipline Portfolio — Large Cap Growth and Value returned 2.98%. These shares underperformed the fund’s unmanaged benchmark, the Russell 1000 Index,x which returned 3.33% and the fund’s previous benchmark, the S&P 500 Index,xi which returned 3.44% for the same period. The fund outperformed its Lipper large-cap core variable funds category average, which returned 2.37%.3

The fund lagged the Russell 1000 benchmark due largely to underweight positions in the materials and information technology sectors combined with an overweight position in the consumer discretionary area. An underweight position in the energy, industrials and utilities sectors largely offset those detractors. The fund also saw a benefit from an overweight position in the consumer staples sector, which remained firmly in lock-step with increasing consumer demand as seen in the latest Commerce Department retail sales reports.

Global All Cap Growth and Value

For the six months ended June 30, 2004, shares of the Multiple Discipline Portfolio — Global All Cap Growth and Value returned 3.63%. These shares outperformed the fund’s unmanaged benchmarks, the Russell 3000 Indexxii and the MCSI World Index,xiii which returned 3.59% and 3.52%, respectively. The fund also outperformed its previous benchmark, the S&P 500 Index,xiv which returned 3.44%. These shares underperformed the fund’s unmanaged benchmark, the MSCI EAFE Index,xv which returned 4.56%. The fund outperformed its Lipper large-cap core variable funds category average, which returned 2.37%.4

The Global All Cap Growth and Value returns were just above the 3.59% gain in the benchmark Russell 3000 Index. While most major U.S. markets settled the period slightly higher, European stocks were mixed.

Underweight positions in the energy, industrial and materials sectors were a benefit to performance as well as an overweight position in the consumer staples sector. Underweight positions in the financial and information technology sectors detracted from returns versus the benchmark. An overweight position in the consumer discretionary sector also weighed on performance.

Our long-term strategy for the fund remains focused on companies that, in our view, have industry dominance, strong fundamentals, positive cash flows and experienced management teams. We expect companies that can generate consistent, sustainable earnings growth and cash flows will be rewarded over time.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 125 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 215 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 215 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.

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Balanced All Cap Growth and Value

For the six months ended June 30, 2004, shares of the Multiple Discipline Portfolio — Balanced All Cap Growth and Value returned 2.06%. In comparison, the fund’s unmanaged benchmarks, the Russell 1000 Index,xvi the Russell 3000 Growth Index,xvii the Russell 3000 Value Index,xviii and the Lehman Brothers Intermediate Treasury Bond Index,xix returned 3.33%, 2.96%, 4.23%, and –0.24%, respectively, for the same period. The fund’s previous benchmark, the S&P 500 Index,xx returned 3.44% for the same period. The fund performed essentially in line with its Lipper balanced variable funds category average, which returned 2.07%.5

Although positive on an absolute basis, Balanced All Cap Growth and Value underperformed the Russell 3000 Index, which gained 3.59% during the reporting period.

On the equity side, strong performance was not limited to a single stock or industry group, but rather was the result of broad-based strength across a number of sectors and holdings. The sectors that generated the most solid returns included healthcare, technology and financial services. In addition, underweight positions in the energy, consumer staples and utilities sectors benefited returns.

On the fixed income side, we maintained a defensive stance. However, the fixed income market experienced a substantial decline as a result of strong U.S. economic activity and higher inflation. In general, returns on most sectors of the fixed-income market were flat to slightly negative. Since January 1, the yield on the benchmark 30-year U.S. Treasury bond jumped from 5.075% to end June at 5.29%, while the 30-year Treasury bond’s total return over the entire six months was slightly lower, at negative 1.7%.

Special Shareholder Notice

Effective August 19, 2004, John B. Cunningham is no longer the segment manager of the Large Cap Value segment of the Large Cap Growth and Value and Global All Cap Growth and Value portfolios. Mark McAllister and Robert Feitler are responsible for the day-to-day management of the portfolios. Mr. McAllister is an investment officer of Smith Barney Fund Management LLC and a managing director of Salomon Brothers Asset Management Inc (“SBAM”) and Citigroup Global Markets Inc. Mr. Feitler has been with SBAM since 1995 and is a director of SBAM and Citigroup Global Markets Inc.

Information About Your Funds

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 89 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.

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As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 23, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change.

RISKS:

All Cap Growth and Value: Investments in small and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

Large Cap Growth and Value: Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

Global All Cap Growth and Value: Investments in small and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

Balanced All Cap Growth and Value: Investments in small and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The DJIA is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries. These stocks, widely held by both individual and institutional investors, are considered to be all blue-chip companies.
ii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
iii	The Nasdaq Composite Index is a market value-weighted index, which measures all securities listed on the NASDAQ stock market.
iv	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
[v]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
vi	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
vii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
viii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
ix	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
[x]	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
xi	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
xii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
xiii	The MSCI World Index is a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets
xiv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
xv	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
xvi	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
xvii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
xviii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
xix	The Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.
xx	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

5        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited)	June 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 90.6%
CONSUMER DISCRETIONARY — 13.5%
Hotels, Restaurants and Leisure — 0.4%
26,495	McDonald’s Corp.	$688,870

Internet and Catalog Retail — 1.1%
63,890	InterActiveCorp*	1,925,645

Leisure Equipment and Products — 1.1%
64,740	Hasbro, Inc.	1,230,060
40,000	Mattel, Inc.	730,000

		1,960,060

Media — 8.9%
64,740	Cablevision Systems — New York Group, Class A Shares*	1,272,141
123,045	Comcast Corp., Special Class A Shares*	3,397,272
346,559	Liberty Media Corp., Series A Shares*	3,115,565
6,951	Liberty Media International, Inc., Class A Shares*	257,882
34,295	The News Corp. Ltd., Sponsored ADR	1,214,729
177,505	Time Warner Inc.*	3,120,538
130,730	The Walt Disney Co.	3,332,308

		15,710,435

Specialty Retail — 1.8%
116,160	Charming Shoppes, Inc.*	1,037,309
58,734	The Home Depot, Inc.	2,067,437

		3,104,746

Textiles and Apparel — 0.2%
29,000	Tommy Hilfiger Corp.*	439,060

	TOTAL CONSUMER DISCRETIONARY	23,828,816

CONSUMER STAPLES — 5.8%
Beverages — 3.3%
50,463	The Coca-Cola Co.	2,547,372
59,073	PepsiCo, Inc.	3,182,853

		5,730,225

Food and Drug Retailing — 0.5%
35,700	Safeway Inc.*	904,638

Food Products — 0.7%
20,540	Wm. Wrigley Jr. Co.	1,295,047

Personal Products — 1.3%
55,235	The Gillette Co.	2,341,964

	TOTAL CONSUMER STAPLES	10,271,874

ENERGY — 5.1%
Energy Equipment and Services — 1.7%
27,640	GlobalSantaFe Corp.	732,460
33,046	Grant Prideco, Inc.*	610,029
37,200	Weatherford International Ltd.*	1,673,256

		3,015,745

See Notes to Financial Statements.

6        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Oil and Gas — 3.4%
14,580	Anadarko Petroleum Corp.	$854,388
23,820	BP PLC, Sponsored ADR	1,276,037
11,410	ConocoPhillips	870,469
49,780	Exxon Mobil Corp.	2,210,730
11,310	Murphy Oil Corp.	833,547

		6,045,171

	TOTAL ENERGY	9,060,916

FINANCIALS — 13.5%
Banks — 1.9%
44,420	The Bank of New York Co., Inc.	1,309,502
31,570	Bank One Corp.	1,610,070
8,940	Wells Fargo & Co.	511,636

		3,431,208

Diversified Financials — 4.7%
33,445	American Express Co.	1,718,404
45,500	J.P. Morgan Chase & Co.	1,764,035
21,002	Lehman Brothers Holdings Inc.	1,580,400
36,214	Merrill Lynch & Co., Inc.	1,954,832
25,330	State Street Corp.	1,242,183

		8,259,854

Insurance — 6.9%
23,315	Ambac Financial Group, Inc.	1,712,254
57,605	American International Group, Inc.	4,106,083
681	Berkshire Hathaway, Inc.*	2,012,355
19,785	The Chubb Corp.	1,348,941
19,815	MBIA Inc.	1,131,833
21,875	MGIC Investment Corp.	1,659,438
3,965	The St. Paul Travelers Cos., Inc.	160,741

		12,131,645

	TOTAL FINANCIALS	23,822,707

HEALTHCARE — 20.9%
Biotechnology — 7.4%
2,746	Alkermes, Inc.*	37,346
52,945	Amgen Inc.*	2,889,209
44,155	Biogen Idec Inc.*	2,792,804
53,590	Chiron Corp.*	2,392,258
28,452	Genentech, Inc.*	1,599,002
53,550	Genzyme Corp.*	2,534,522
65,620	Millennium Pharmaceuticals, Inc.*	905,556

		13,150,697

Healthcare Providers and Services — 1.9%
28,440	McKesson Corp.	976,345
39,130	UnitedHealth Group Inc.	2,435,842

		3,412,187

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Pharmaceuticals — 11.6%
42,090	Abbott Laboratories	$1,715,588
29,580	Forest Laboratories, Inc.*	1,675,115
29,930	GlaxoSmithKline PLC, ADR	1,240,898
66,224	Johnson & Johnson	3,688,677
89,449	Merck & Co. Inc.	4,248,828
136,016	Pfizer Inc.	4,662,628
53,595	Schering-Plough Corp.	990,436
61,110	Wyeth	2,209,738

		20,431,908

	TOTAL HEALTHCARE	36,994,792

INDUSTRIALS — 8.2%
Aerospace and Defense — 1.4%
19,186	L-3 Communications Holdings, Inc.	1,281,625
34,690	Raytheon Co.	1,240,861

		2,522,486

Airlines — 0.2%
25,500	Southwest Airlines Co.	427,635

Commercial Services and Supplies — 0.8%
49,810	Sabre Holdings Corp., Class A Shares	1,380,235

Construction and Engineering — 0.4%
14,050	Fluor Corp.	669,764

Electrical Equipment — 0.9%
26,285	Emerson Electric Co.	1,670,412

Industrial Conglomerates — 2.8%
63,200	General Electric Co.	2,047,680
31,960	Honeywell International Inc.	1,170,695
50,421	Tyco International Ltd.	1,670,952

		4,889,327

Machinery — 1.7%
20,941	Caterpillar Inc.	1,663,553
49,200	Pall Corp.	1,288,548

		2,952,101

	TOTAL INDUSTRIALS	14,511,960

INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 2.5%
83,435	Cisco Systems, Inc.*	1,977,410
66,220	Motorola, Inc.	1,208,515
92,210	Nokia Oyj, Sponsored ADR	1,340,733

		4,526,658

Computers and Peripherals — 2.2%
57,280	Dell Inc.*	2,051,770
2,310	Electronics for Imaging, Inc.*	65,281
7,935	International Business Machines Corp.	699,470

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Computers and Peripherals — 2.2% (continued)
80,843	Maxtor Corp.*	$535,989
25,300	SanDisk Corp.*	548,757

		3,901,267

Electronic Equipment and Instruments — 1.3%
29,290	Agilent Technologies, Inc.*	857,611
228,590	Solectron Corp.*	1,478,977

		2,336,588

Internet Software and Services — 0.1%
17,300	RealNetworks, Inc.*	118,332

IT Consulting and Services — 0.9%
28,300	SunGard Data Systems Inc.*	735,800
67,980	Unisys Corp.*	943,562

		1,679,362

Office Electronics — 0.3%
48,150	IKON Office Solutions, Inc.	552,280

Semiconductor Equipment and Products — 6.2%
829	Cabot Microelectronics Corp.*	25,376
29,636	Cree, Inc.*	689,926
144,915	Intel Corp.	3,999,654
86,162	Micron Technology, Inc.*	1,319,140
159,796	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR*	1,327,907
146,650	Texas Instruments Inc.	3,545,997

		10,908,000

Software — 3.1%
30,400	Advent Software, Inc.*	549,328
27,910	Autodesk, Inc.	1,194,827
20,000	Micromuse Inc.*	133,800
124,730	Microsoft Corp.	3,562,289

		5,440,244

	TOTAL INFORMATION TECHNOLOGY	29,462,731

MATERIALS — 3.8%
Chemicals — 0.9%
48,680	Engelhard Corp.	1,572,851

Metals and Mining — 2.0%
48,195	Alcoa Inc.	1,591,881
67,760	Allegheny Technologies, Inc.	1,223,068
18,360	Newmont Mining Corp.	711,634

		3,526,583

Paper and Forest Products — 0.9%
25,475	Weyerhaeuser Co.	1,607,982

	TOTAL MATERIALS	6,707,416

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 2.1%
49,060	Nippon Telegraph and Telephone Corp., ADR	$1,316,770
47,890	SBC Communications Inc.	1,161,332
32,640	Verizon Communications Inc.	1,181,242

		3,659,344

Wireless Telecommunication Services — 0.6%
52,860	Vodafone Group PLC, Sponsored ADR	1,168,206

	TOTAL TELECOMMUNICATION SERVICES	4,827,550

UTILITIES — 0.5%
Multi-Utilities — 0.5%
69,300	The Williams Cos., Inc.	824,670

	TOTAL COMMON STOCK (Cost — $145,098,130)	160,313,432

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 9.4%
$16,673,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $16,673,533; (Fully collateralized by U.S. Treasury Notes, 5.000% due 8/15/11; Market value — $17,013,540) (Cost — $16,673,000)	16,673,000

	TOTAL INVESTMENTS — 100.0% (Cost — $161,771,130**)	$176,986,432

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

10        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 90.2%
CONSUMER DISCRETIONARY — 11.4%
Household Durables — 0.7%
5,390	Newell Rubbermaid Inc.	$126,665

Internet and Catalog Retail — 1.6%
10,250	InterActiveCorp*	308,935

Media — 6.6%
6,420	Comcast Corp., Class A Shares*	179,953
20,340	Liberty Media Corp., Series A Shares*	182,857
702	Liberty Media International, Inc., Class A Shares*	26,044
28,800	Time Warner Inc.*	506,304
14,490	The Walt Disney Co.	369,350

		1,264,508

Multiline Retail — 0.6%
2,615	Target Corp.	111,059

Specialty Retail — 1.9%
10,075	The Home Depot, Inc.	354,640

	TOTAL CONSUMER DISCRETIONARY	2,165,807

CONSUMER STAPLES — 10.9%
Beverages — 3.4%
8,620	The Coca-Cola Co.	435,137
3,860	PepsiCo, Inc.	207,977

		643,114

Food and Drug Retailing — 1.9%
6,940	The Kroger Co.*	126,308
9,290	Safeway Inc.*	235,409

		361,717

Food Products — 1.1%
3,390	Wm. Wrigley Jr. Co.	213,740

Household Products — 0.9%
2,665	Kimberly-Clark Corp.	175,570

Personal Products — 2.0%
8,925	The Gillette Co.	378,420

Tobacco — 1.6%
6,100	Altria Group, Inc.	305,305

	TOTAL CONSUMER STAPLES	2,077,866

ENERGY — 5.5%
Oil and Gas — 5.5%
3,310	BP PLC, Sponsored ADR	177,317
1,965	ChevronTexaco Corp.	184,926
6,035	Exxon Mobil Corp.	268,014

See Notes to Financial Statements.

11        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
Oil and Gas — 5.5% (continued)
4,140	Royal Dutch Petroleum Co., NY Shares	$213,914
2,225	Total SA, Sponsored ADR	213,778

		1,057,949

	TOTAL ENERGY	1,057,949

FINANCIALS — 17.9%
Banks — 4.2%
2,526	Bank of America Corp.	213,750
5,300	The Bank of New York Co., Inc.	156,244
4,150	Wachovia Corp.	184,675
3,920	Washington Mutual, Inc.	151,469
1,550	Wells Fargo & Co.	88,706

		794,844

Diversified Financials — 7.1%
2,705	American Express Co.	138,983
1,890	Capital One Financial Corp.	129,238
1,490	The Goldman Sachs Group, Inc.	140,298
3,715	J.P. Morgan Chase & Co.	144,031
10,135	Merrill Lynch & Co., Inc.	547,087
2,255	Morgan Stanley	118,996
6,125	Waddell & Reed Financial, Inc., Class A Shares	135,424

		1,354,057

Insurance — 6.6%
9,860	American International Group, Inc.	702,821
118	Berkshire Hathaway Inc., Class B Shares*	348,690
1,645	The Hartford Financial Services Group, Inc.	113,077
2,560	The St. Paul Travelers Cos., Inc.	103,782

		1,268,370

	TOTAL FINANCIALS	3,417,271

HEALTHCARE — 16.2%
Biotechnology — 5.1%
8,690	Amgen Inc.*	474,213
2,870	Biogen Idec Inc.*	181,528
5,450	Genentech, Inc.*	306,290

		962,031

Healthcare Providers and Services — 0.6%
2,770	HCA Inc.	115,204

Pharmaceuticals — 10.5%
3,060	GlaxoSmithKline PLC, ADR	126,868
9,000	Johnson & Johnson	501,300
7,665	Merck & Co. Inc.	364,088
21,448	Pfizer Inc.	735,237
7,150	Schering-Plough Corp.	132,132
4,070	Wyeth	147,171

		2,006,796

	TOTAL HEALTHCARE	3,084,031

See Notes to Financial Statements.

12        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
INDUSTRIALS — 4.5%
Aerospace and Defense — 0.7%
2,590	The Boeing Co.	$132,323

Commercial Services and Supplies — 0.7%
2,150	Avery Dennison Corp.	137,621

Industrial Conglomerates — 3.1%
11,410	General Electric Co.	369,684
5,955	Honeywell International Inc.	218,132

		587,816

	TOTAL INDUSTRIALS	857,760

INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 3.2%
15,205	Cisco Systems, Inc.*	360,358
5,525	Comverse Technology, Inc.*	110,168
9,355	Nokia Oyj, Sponsored ADR	136,022

		606,548

Computers and Peripherals — 3.6%
10,080	Dell Inc.*	361,066
7,625	Hewlett-Packard Co.	160,888
1,550	International Business Machines Corp.	136,632
4,785	Sun Microsystems, Inc.*	20,767

		679,353

Electronic Equipment and Instruments — 0.8%
24,000	Solectron Corp.*	155,280

Semiconductor Equipment and Products — 5.3%
20,195	Intel Corp.	557,382
18,810	Texas Instruments Inc.	454,826

		1,012,208

Software — 3.7%
24,480	Microsoft Corp.	699,149

	TOTAL INFORMATION TECHNOLOGY	3,152,538

MATERIALS — 1.9%
Metals and Mining — 0.7%
3,950	Alcoa Inc.	130,469

Paper and Forest Products — 1.2%
5,255	International Paper Co.	234,898

	TOTAL MATERIALS	365,367

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.2%
4,041	AT&T Corp.	59,120
6,515	SBC Communications Inc.	157,989
5,660	Verizon Communications Inc.	204,835

		421,944

See Notes to Financial Statements.

13        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
Wireless Telecommunication Services — 1.0%
12,785	AT&T Wireless Services Inc.*	$183,081

	TOTAL TELECOMMUNICATION SERVICES	605,025

UTILITIES — 2.1%
Electric Utilities — 0.7%
3,030	Progress Energy, Inc.	133,472

Gas Utilities — 0.5%
2,630	KeySpan Corp.	96,521

Multi-Utilities — 0.9%
7,910	NiSource Inc.	163,104

	TOTAL UTILITIES	393,097

	TOTAL COMMON STOCK (Cost — $15,786,911)	17,176,711

PREFERRED STOCK — 0.3%
Media — 0.3%
1,800	The News Corp. Ltd., Sponsored ADR (Cost — $43,516)	59,184

	SUB-TOTAL INVESTMENTS (Cost — $15,830,427)	17,235,895

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 9.5%
$1,808,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $1,808,058; (Fully collateralized by U.S. Treasury Notes, 5.000% due 8/15/11; Market value — $1,846,308) (Cost — $1,808,000)	1,808,000

	TOTAL INVESTMENTS — 100.0% (Cost — $17,638,427**)	$19,043,895

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

14        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 85.0%
CONSUMER DISCRETIONARY — 12.4%
Automobiles — 0.3%
4,000	Honda Motor Co., Ltd., Sponsored ADR	$97,280

Household Durables — 0.8%
4,120	Koninklijke (Royal) Philips Electronics N.V., NY Shares	112,064
4,670	Newell Rubbermaid Inc.	109,745

		221,809

Internet and Catalog Retail — 1.0%
9,530	InterActiveCorp*	287,234

Leisure Equipment and Products — 0.3%
3,200	Fuji Photo Film Co., Ltd., Unsponsored ADR	101,184

Media — 7.8%
10,780	Cablevision Systems — New York Group, Class A Shares*	211,827
	Comcast Corp.:
5,792	Class A Shares*	162,350
9,825	Special Class A Shares*	271,268
2,160	Grupo Televisa S.A., Sponsored ADR	97,783
49,385	Liberty Media Corp., Series A Shares*	443,971
1,718	Liberty Media International, Inc., Class A Shares*	63,738
4,590	The News Corp. Ltd., Sponsored ADR	162,578
27,235	Time Warner Inc.*	478,791
13,095	The Walt Disney Co.	333,792
2,140	WPP Group PLC, Sponsored ADR	109,632

		2,335,730

Multiline Retail — 0.6%
2,210	Target Corp.	93,859
3,100	Wal-Mart de Mexico S.A. de C.V., ADR	91,927

		185,786

Specialty Retail — 1.6%
14,980	Charming Shoppes, Inc.*	133,771
9,325	The Home Depot, Inc.	328,240

		462,011

	TOTAL CONSUMER DISCRETIONARY	3,691,034

CONSUMER STAPLES — 8.6%
Beverages — 2.8%
8,520	The Coca-Cola Co.	430,090
2,680	Diageo PLC, Sponsored ADR	146,730
4,745	PepsiCo, Inc.	255,660

		832,480

Food and Drug Retailing — 1.8%
5,650	The Kroger Co.*	102,830
6,960	Safeway Inc.*	176,366

See Notes to Financial Statements.

15        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Food and Drug Retailing — 1.8% (continued)
3,130	Seven Eleven Japan Co., Ltd., Unsponsored ADR	$102,120
10,350	Tesco PLC, Sponsored ADR	149,923

		531,239

Food Products — 1.5%
5,370	Groupe Danone, Sponsored ADR	94,190
2,430	Nestle S.A., Sponsored ADR	162,013
2,940	Wm. Wrigley Jr. Co.	185,367

		441,570

Household Products — 0.5%
2,275	Kimberly-Clark Corp.	149,877

Personal Products — 1.1%
7,675	The Gillette Co.	325,420

Tobacco — 0.9%
5,600	Altria Group, Inc.	280,280

	TOTAL CONSUMER STAPLES	2,560,866

ENERGY — 6.1%
Energy Equipment and Services — 1.4%
6,015	Grant Prideco, Inc.*	111,037
6,435	Weatherford International Ltd.*	289,446

		400,483

Oil and Gas — 4.7%
6,340	BP PLC, Sponsored ADR	339,634
1,915	ChevronTexaco Corp.	180,221
5,750	Exxon Mobil Corp.	255,358
5,870	Royal Dutch Petroleum Co., NY Shares	303,303
3,495	Total SA, Sponsored ADR	335,800

		1,414,316

	TOTAL ENERGY	1,814,799

FINANCIALS — 13.9%
Banks — 4.3%
2,356	Bank of America Corp.	199,365
1,880	Bank of Ireland, Sponsored ADR	101,219
4,185	The Bank of New York Co., Inc.	123,374
1,140	HSBC Holdings PLC, Sponsored ADR	85,397
16,010	Mitsubishi Tokyo Financial Group, Inc., ADR	150,014
1,890	UBS AG, Registered Shares	134,303
6,380	United Overseas Bank Ltd., Sponsored ADR	99,268
3,865	Wachovia Corp.	171,992
3,925	Washington Mutual, Inc.	151,662
850	Wells Fargo & Co.	48,646

		1,265,240

Diversified Financials — 5.7%
2,330	American Express Co.	119,715
1,700	Capital One Financial Corp.	116,246

See Notes to Financial Statements.

16        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Diversified Financials — 5.7% (continued)
1,350	The Goldman Sachs Group, Inc.	$127,116
3,660	ING Groep N.V., Sponsored ADR	86,742
3,185	J.P. Morgan Chase & Co.	123,483
3,735	Lehman Brothers Holdings Inc.	281,059
9,490	Merrill Lynch & Co., Inc.	512,270
1,775	Morgan Stanley	93,667
9,760	Nomura Holdings, Inc., ADR	145,912
4,710	Waddell & Reed Financial, Inc., Class A Shares	104,138

		1,710,348

Insurance — 3.9%
8,780	American International Group, Inc.	625,839
4,745	Axa, Sponsored ADR	105,054
92	Berkshire Hathaway Inc., Class B Shares*	271,860
1,410	The Hartford Financial Services Group, Inc.	96,923
1,750	The St. Paul Travelers Cos., Inc.	70,945

		1,170,621

	TOTAL FINANCIALS	4,146,209

HEALTHCARE — 16.8%
Biotechnology — 7.1%
730	Alkermes, Inc.*	9,928
7,920	Amgen Inc.*	432,194
6,855	Biogen Idec Inc.*	433,579
9,040	Chiron Corp.*	403,546
4,850	Genentech, Inc.*	272,570
8,715	Genzyme Corp.*	412,481
11,930	Millennium Pharmaceuticals, Inc.*	164,634

		2,128,932

Healthcare Providers and Services — 1.7%
3,090	HCA Inc.	128,513
6,170	UnitedHealth Group Inc.	384,082

		512,595

Pharmaceuticals — 8.0%
5,040	Forest Laboratories, Inc.*	285,415
6,730	GlaxoSmithKline PLC, ADR	279,026
7,780	Johnson & Johnson	433,346
6,905	Merck & Co. Inc.	327,987
1,960	Novartis AG, ADR	87,220
1,940	Novo-Nordisk A/S, Sponsored ADR	100,764
19,542	Pfizer Inc.	669,900
4,260	Schering-Plough Corp.	78,725
3,480	Wyeth	125,837

		2,388,220

	TOTAL HEALTHCARE	5,029,747

See Notes to Financial Statements.

17        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
INDUSTRIALS — 5.3%
Aerospace and Defense — 1.1%
2,170	The Boeing Co.	$110,865
3,380	L-3 Communications Holdings, Inc.*	225,784

		336,649

Commercial Services and Supplies — 0.3%
1,530	Avery Dennison Corp.	97,935

Industrial Conglomerates — 3.1%
9,975	General Electric Co.	323,190
5,395	Honeywell International Inc.	197,619
3,270	Hutchison Whampoa Ltd., Unsponsored ADR	111,623
8,680	Tyco International Ltd.	287,655

		920,087

Machinery — 0.8%
8,740	Pall Corp.	228,901

	TOTAL INDUSTRIALS	1,583,572

INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 2.5%
14,070	Cisco Systems, Inc.*	333,459
5,450	Comverse Technology, Inc.*	108,673
20,515	Nokia Oyj, Sponsored ADR	298,288

		740,420

Computers and Peripherals — 2.6%
9,440	Dell Inc.*	338,141
6,105	Hewlett-Packard Co.	128,815
1,250	International Business Machines Corp.	110,188
13,370	Maxtor Corp.*	88,643
4,030	SanDisk Corp.*	87,410
3,475	Sun Microsystems, Inc.*	15,082

		768,279

Electronic Equipment and Instruments — 0.9%
3,325	Mettler-Toledo International Inc.*	163,390
17,500	Solectron Corp.*	113,225

		276,615

Office Electronics — 0.5%
2,960	CANON INC., Sponsored ADR	158,064

Semiconductor Equipment and Products — 4.4%
150	Cabot Microelectronics Corp.*	4,592
5,330	Cree, Inc.*	124,082
18,970	Intel Corp.	523,572
15,640	Micron Technology, Inc.*	239,448
17,270	Texas Instruments Inc.	417,589

		1,309,283

See Notes to Financial Statements.

18        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Software — 3.3%
4,260	Advent Software, Inc.*	$76,978
3,640	Autodesk, Inc.	155,829
20,920	Microsoft Corp.	597,475
3,540	SAP AG, Sponsored ADR	148,007

		978,289

	TOTAL INFORMATION TECHNOLOGY	4,230,950

MATERIALS — 2.7%
Chemicals — 0.7%
1,600	BASF AG, Sponsored ADR	86,160
3,970	BOC Group PLC, Sponsored ADR	134,424

		220,584

Construction Materials — 0.6%
8,040	CRH PLC, Sponsored ADR	177,443

Metals and Mining — 0.7%
3,385	Alcoa Inc.	111,807
1,020	Rio Tinto PLC, Sponsored ADR	100,011

		211,818

Paper and Forest Products — 0.7%
4,880	International Paper Co.	218,136

	TOTAL MATERIALS	827,981

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.0%
4,251	AT&T Corp.	62,192
3,695	Nippon Telegraph and Telephone Corp., ADR	99,174
5,360	SBC Communications Inc.	129,980
2,506	Telefonica S.A., Sponsored ADR	111,843
5,330	Verizon Communications Inc.	192,892

		596,081

Wireless Telecommunication Services — 1.2%
7,110	AT&T Wireless Services Inc.*	101,815
5,260	SK Telecom Co., Ltd, ADR	110,407
7,175	Vodafone Group PLC, Sponsored ADR	158,568

		370,790

	TOTAL TELECOMMUNICATION SERVICES	966,871

UTILITIES — 1.8%
Electric Utilities — 0.7%
5,240	Endesa, S.A., Sponsored ADR	99,193
2,480	Progress Energy, Inc.	109,244

		208,437

Gas Utilities — 0.6%
60,950	Hong Kong & China Gas Co. Ltd., Sponsored ADR	100,415
1,920	KeySpan Corp.	70,464

		170,879

See Notes to Financial Statements.

19        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Multi-Utilities — 0.5%
6,920	NiSource Inc.	$142,691

	TOTAL UTILITIES	522,007

	TOTAL COMMON STOCK (Cost — $23,673,203)	25,374,036

PREFERRED STOCK — 0.1%
Media — 0.1%
1,090	The News Corp. Ltd., Sponsored ADR (Cost — $25,915)	35,839

	SUB-TOTAL INVESTMENTS (Cost — $23,699,118)	25,409,875

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 14.9%
$4,444,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $4,444,142; (Fully collateralized by U.S. Treasury Notes, 5.000% due 8/15/11; Market value — $4,544,351) (Cost — $4,444,000)	4,444,000

	TOTAL INVESTMENTS — 100.0% (Cost — $28,143,118**)	$29,853,875

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

20        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 64.9%
CONSUMER DISCRETIONARY — 9.6%
Hotels, Restaurants and Leisure — 0.3%
13,700	McDonald’s Corp.	$356,200

Internet and Catalog Retail — 0.7%
32,190	InterActiveCorp*	970,207

Leisure Equipment and Products — 0.8%
32,680	Hasbro, Inc.	620,920
22,900	Mattel, Inc.	417,925

		1,038,845

Media — 6.4%
35,765	Cablevision Systems — New York Group, Class A Shares*	702,782
61,370	Comcast Corp., Special Class A Shares*	1,694,426
177,165	Liberty Media Corp., Series A Shares*	1,592,713
7,108	Liberty Media International, Inc., Class A Shares*	263,707
16,660	The News Corp. Ltd., Sponsored ADR	590,097
93,695	Time Warner Inc.*	1,647,158
63,230	The Walt Disney Co.	1,611,733

		8,102,616

Specialty Retail — 1.2%
61,160	Charming Shoppes, Inc.*	546,159
28,005	The Home Depot, Inc.	985,776

		1,531,935

Textiles and Apparel — 0.2%
15,000	Tommy Hilfiger Corp.*	227,100

	TOTAL CONSUMER DISCRETIONARY	12,226,903

CONSUMER STAPLES — 4.0%
Beverages — 2.2%
24,655	The Coca-Cola Co.	1,244,584
28,565	PepsiCo, Inc.	1,539,082

		2,783,666

Food and Drug Retailing — 0.3%
15,070	Safeway Inc.*	381,874

Food Products — 0.5%
10,890	Wm. Wrigley Jr. Co.	686,614

Personal Products — 1.0%
28,390	The Gillette Co.	1,203,736

	TOTAL CONSUMER STAPLES	5,055,890

ENERGY — 3.8%
Energy Equipment and Services — 1.3%
17,760	GlobalSantaFe Corp.	470,640
18,375	Grant Prideco, Inc.*	339,202
19,620	Weatherford International Ltd.*	882,508

		1,692,350

See Notes to Financial Statements.

21        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Oil and Gas — 2.5%
6,740	Anadarko Petroleum Corp.	$394,964
11,750	BP PLC, Sponsored ADR	629,447
5,530	ConocoPhillips	421,884
27,355	Exxon Mobil Corp.	1,214,836
5,960	Murphy Oil Corp.	439,252

		3,100,383

	TOTAL ENERGY	4,792,733

FINANCIALS — 9.5%
Banks — 1.4%
20,125	The Bank of New York Co., Inc.	593,285
16,405	Bank One Corp.	836,655
5,155	Wells Fargo & Co.	295,021

		1,724,961

Diversified Financials — 3.2%
14,585	American Express Co.	749,377
21,900	J.P. Morgan Chase & Co.	849,063
10,785	Lehman Brothers Holdings Inc.	811,571
19,370	Merrill Lynch & Co., Inc.	1,045,593
13,380	State Street Corp.	656,155

		4,111,759

Insurance — 4.9%
11,925	Ambac Financial Group, Inc.	875,772
29,270	American International Group, Inc.	2,086,365
355	Berkshire Hathaway, Inc.*	1,049,025
10,410	The Chubb Corp.	709,754
10,105	MBIA Inc.	577,198
11,365	MGIC Investment Corp.	862,149
2,500	The St. Paul Travelers Cos., Inc.	101,350

		6,261,613

	TOTAL FINANCIALS	12,098,333

HEALTHCARE — 15.0%
Biotechnology — 5.4%
1,690	Alkermes, Inc.*	22,984
27,800	Amgen Inc.*	1,517,046
23,955	Biogen Idec Inc.*	1,515,154
26,545	Chiron Corp.*	1,184,969
14,850	Genentech, Inc.*	834,570
27,525	Genzyme Corp.*	1,302,758
34,150	Millennium Pharmaceuticals, Inc.*	471,270

		6,848,751

Healthcare Providers and Services — 1.3%
14,830	McKesson Corp.	509,114
18,840	UnitedHealth Group Inc.	1,172,790

		1,681,904

See Notes to Financial Statements.

22        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Pharmaceuticals — 8.3%
21,910	Abbott Laboratories	$893,052
15,460	Forest Laboratories, Inc.*	875,500
15,350	GlaxoSmithKline PLC, ADR	636,411
33,375	Johnson & Johnson	1,858,988
46,235	Merck & Co. Inc.	2,196,162
68,673	Pfizer Inc.	2,354,110
28,360	Schering-Plough Corp.	524,093
31,695	Wyeth	1,146,091

		10,484,407

	TOTAL HEALTHCARE	19,015,062

INDUSTRIALS — 5.9%
Aerospace and Defense — 1.0%
10,210	L-3 Communications Holdings, Inc.	682,028
16,655	Raytheon Co.	595,749

		1,277,777

Airlines — 0.2%
12,800	Southwest Airlines Co.	214,656

Commercial Services and Supplies — 0.5%
23,190	Sabre Holdings Corp., Class A Shares	642,595

Construction and Engineering — 0.3%
8,290	Fluor Corp.	395,184

Electrical Equipment — 0.7%
13,135	Emerson Electric Co.	834,729

Industrial Conglomerates — 2.0%
30,510	General Electric Co.	988,524
17,500	Honeywell International Inc.	641,025
26,950	Tyco International Ltd.	893,123

		2,522,672

Machinery — 1.2%
10,915	Caterpillar Inc.	867,088
26,090	Pall Corp.	683,297

		1,550,385

	TOTAL INDUSTRIALS	7,437,998

INFORMATION TECHNOLOGY — 12.0%
Communications Equipment — 1.8%
45,410	Cisco Systems, Inc.*	1,076,217
32,615	Motorola, Inc.	595,224
46,740	Nokia Oyj, Sponsored ADR	679,600

		2,351,041

Computers and Peripherals — 1.7%
29,230	Dell Inc.*	1,047,019
1,450	Electronics for Imaging, Inc.*	40,977
4,360	International Business Machines Corp.	384,334

See Notes to Financial Statements.

23        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Computers and Peripherals — 1.7% (continued)
46,085	Maxtor Corp.*	$305,544
15,360	SanDisk Corp.*	333,158

		2,111,032

Electronic Equipment and Instruments — 0.9%
15,275	Agilent Technologies, Inc.*	447,252
115,540	Solectron Corp.*	747,544

		1,194,796

Internet Software and Services — 0.1%
16,200	RealNetworks, Inc.*	110,808

IT Consulting and Services — 0.7%
14,830	SunGard Data Systems Inc.*	385,580
36,100	Unisys Corp.*	501,068

		886,648

Office Electronics — 0.2%
27,700	IKON Office Solutions, Inc.	317,719

Semiconductor Equipment and Products — 4.4%
505	Cabot Microelectronics Corp.*	15,458
16,215	Cree, Inc.*	377,485
72,600	Intel Corp.	2,003,760
45,040	Micron Technology, Inc.*	689,562
77,937	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR*	647,657
76,480	Texas Instruments Inc.	1,849,286

		5,583,208

Software — 2.2%
16,390	Advent Software, Inc.*	296,167
15,620	Autodesk, Inc.	668,692
15,000	Micromuse Inc.*	100,350
59,240	Microsoft Corp.	1,691,894

		2,757,103

	TOTAL INFORMATION TECHNOLOGY	15,312,355

MATERIALS — 2.7%
Chemicals — 0.7%
26,080	Engelhard Corp.	842,645

Metals and Mining — 1.4%
25,445	Alcoa Inc.	840,448
32,390	Allegheny Technologies, Inc.	584,640
10,340	Newmont Mining Corp.	400,778

		1,825,866

Paper and Forest Products — 0.6%
12,840	Weyerhaeuser Co.	810,461

	TOTAL MATERIALS	3,478,972

See Notes to Financial Statements.

24        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2004

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.6%
26,030	Nippon Telegraph and Telephone Corp., ADR	$698,645
25,230	SBC Communications Inc.	611,828
18,570	Verizon Communications Inc.	672,048

		1,982,521

Wireless Telecommunication Services — 0.5%
27,070	Vodafone Group PLC, Sponsored ADR	598,247

	TOTAL TELECOMMUNICATION SERVICES	2,580,768

UTILITIES — 0.3%
Multi-Utilities — 0.3%
37,350	The Williams Cos., Inc.	444,465

	TOTAL COMMON STOCK (Cost — $73,977,039)	82,443,479

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 20.0%
	U.S. Treasury Notes:
$3,285,000	1.250% due 5/31/05	3,263,188
4,550,000	6.500% due 10/15/06	4,913,113
7,530,000	2.250% due 2/15/07	7,385,582
9,850,000	3.250% due 8/15/07	9,861,928

	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $25,968,467)	25,423,811

U.S. GOVERNMENT AGENCIES — 5.8%
3,200,000	Federal Home Loan Mortgage Corp., 6.875% due 1/15/05	3,288,189
4,260,000	Federal National Mortgage Association, 4.625% due 10/15/13	4,109,652

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $7,586,095)	7,397,841

	SUB-TOTAL INVESTMENTS (Cost — $107,531,601)	115,265,131

REPURCHASE AGREEMENT — 9.3%
11,833,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $11,833,378; (Fully collateralized by U.S. Treasury Notes, 5.000% due 8/15/11; Market value — $12,077,709) (Cost — $11,833,000)	11,833,000

	TOTAL INVESTMENTS — 100.0% (Cost — $119,364,601**)	$127,098,131

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

25        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	June 30, 2004

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
ASSETS:
Investments, at cost	$145,098,130	$15,830,427	$23,699,118	$107,531,601
Repurchase agreements, at cost	16,673,000	1,808,000	4,444,000	11,833,000

Investments, at value	$160,313,432	$17,235,895	$25,409,875	$115,265,131
Repurchase agreements, at value	16,673,000	1,808,000	4,444,000	11,833,000
Cash	785	1,018	1,559	1,260
Receivable for Fund shares sold	554,587	53,319	104,359	139,329
Dividends and interest receivable	107,324	14,910	29,978	449,410

Total Assets	177,649,128	19,113,142	29,989,771	127,688,130

LIABILITIES:
Payable for securities purchased	3,326,775	538,314	885,249	731,644
Management fees payable	100,799	9,710	17,391	76,600
Payable for Fund shares reacquired	51,835	1,073	—	—
Distribution plan fees payable	6,269	—	—	4,574
Accrued expenses	44,423	27,476	22,436	48,556

Total Liabilities	3,530,101	576,573	925,076	861,374

Total Net Assets	$174,119,027	$18,536,569	$29,064,695	$126,826,756

NET ASSETS:
Par value of shares of beneficial interest	$12,054	$1,310	$1,988	$9,806
Capital paid in excess of par value	158,509,591	16,965,537	27,229,252	118,532,331
Undistributed net investment income	63,073	40,100	54,144	365,940
Accumulated net realized gain from investment transactions	319,007	124,154	68,554	185,149
Net unrealized appreciation of investments	15,215,302	1,405,468	1,710,757	7,733,530

Total Net Assets	$174,119,027	$18,536,569	$29,064,695	$126,826,756

Shares Outstanding	12,053,728	1,309,556	1,987,770	9,805,915

Net Asset Value	$14.45	$14.15	$14.62	$12.93

See Notes to Financial Statements.

26        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Operations (unaudited)	For the Six Months Ended June 30, 2004

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
INVESTMENT INCOME:
Dividends	$679,804	$107,541	$142,011	$358,050
Interest	73,009	4,468	11,557	525,543
Less: Foreign withholding tax	(6,604)	(1,935)	(6,596)	(3,456)

Total Investment Income	746,209	110,074	146,972	880,137

EXPENSES:
Management fees (Note 2)	512,203	52,314	68,901	385,401
Distribution plan fees (Note 2)	170,734	17,438	22,967	128,467
Audit and legal	15,031	14,889	14,130	15,604
Custody	14,898	9,375	14,322	13,824
Trustees’ fees	12,043	2,929	2,489	8,944
Shareholder communications	11,189	1,467	1,392	9,992
Transfer agency services	2,500	2,500	2,500	2,500
Other	1,431	732	732	1,534

Total Expenses	740,029	101,644	127,433	566,266
Less: Management and distribution plan fee waivers (Note 2)	(60,370)	(31,882)	(35,897)	(55,062)

Net Expenses	679,659	69,762	91,536	511,204

Net Investment Income	66,550	40,312	55,436	368,933

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
Realized Gain From Investment Transactions (excluding short-term investments):
Proceeds from sales	4,271,839	636,340	516,328	15,348,223
Cost of securities sold	3,931,052	512,186	447,527	15,150,462

Net Realized Gain	340,787	124,154	68,801	197,761

Change in Net Unrealized Appreciation of Investments:
Beginning of period	11,578,238	1,186,134	1,289,534	6,457,729
End of period	15,215,302	1,405,468	1,710,757	7,733,530

Increase in Net Unrealized Appreciation	3,637,064	219,334	421,223	1,275,801

Net Gain on Investments	3,977,851	343,488	490,024	1,473,562

Increase in Net Assets From Operations	$4,044,401	$383,800	$545,460	$1,842,495

See Notes to Financial Statements.

27        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

All Cap Growth and Value	2004	2003
OPERATIONS:
Net investment income	$66,550	$62,619
Net realized gain (loss)	340,787	(21,780)
Increase in net unrealized appreciation	3,637,064	11,614,051

Increase in Net Assets From Operations	4,044,401	11,654,890

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,620)	(45,236)
Net realized gains	—	(3,240)

Decrease in Net Assets From Distributions to Shareholders	(22,620)	(48,476)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	67,446,207	89,366,294
Net asset value of shares issued for reinvestment of dividends	22,620	48,476
Cost of shares reacquired	(1,140,261)	(582,948)

Increase in Net Assets From Fund Share Transactions	66,328,566	88,831,822

Increase in Net Assets	70,350,347	100,438,236
NET ASSETS:
Beginning of period	103,768,680	3,330,444

End of period*	$174,119,027	$103,768,680

* Includes undistributed net investment income of:	$63,073	$19,143

See Notes to Financial Statements.

28        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Large Cap Growth and Value	2004	2003
OPERATIONS:
Net investment income	$40,312	$25,720
Net realized gain	124,154	49,685
Increase in net unrealized appreciation	219,334	1,189,700

Increase in Net Assets From Operations	383,800	1,265,105

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(26,351)
Net realized gains	—	(50,067)

Decrease in Net Assets From Distributions to Shareholders	—	(76,418)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	7,580,836	10,042,627
Net asset value of shares issued for reinvestment of dividends	—	76,418
Cost of shares reacquired	(238,773)	(932,855)

Increase in Net Assets From Fund Share Transactions	7,342,063	9,186,190

Increase in Net Assets	7,725,863	10,374,877
NET ASSETS:
Beginning of period	10,810,706	435,829

End of period*	$18,536,569	$10,810,706

* Includes undistributed (overdistributed) net investment income of:	$40,100	$(212)

See Notes to Financial Statements.

29        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Global All Cap Growth and Value	2004	2003
OPERATIONS:
Net investment income	$55,436	$14,855
Net realized gain	68,801	37,237
Increase in net unrealized appreciation	421,223	1,289,199

Increase in Net Assets From Operations	545,460	1,341,291

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,335)	(14,356)
Net realized gains	(3,113)	(35,268)

Decrease in Net Assets From Distributions to Shareholders	(5,448)	(49,624)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	17,676,783	8,994,045
Net asset value of shares issued for reinvestment of dividends	5,448	49,624
Cost of shares reacquired	(131,372)	(364,549)

Increase in Net Assets From Fund Share Transactions	17,550,859	8,679,120

Increase in Net Assets	18,090,871	9,970,787
NET ASSETS:
Beginning of period	10,973,824	1,003,037

End of period*	$29,064,695	$10,973,824

* Includes undistributed net investment income of:	$54,144	$1,043

See Notes to Financial Statements.

30        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Balanced All Cap Growth and Value	2004	2003
OPERATIONS:
Net investment income	$368,933	$204,420
Net realized gain (loss)	197,761	(12,612)
Increase in net unrealized appreciation	1,275,801	6,498,644

Increase in Net Assets From Operations	1,842,495	6,690,452

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,588)	(199,003)
Net realized gains	—	(902)

Decrease in Net Assets From Distributions to Shareholders	(12,588)	(199,905)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	49,030,980	68,161,729
Net asset value of shares issued for reinvestment of dividends	12,588	199,905
Cost of shares reacquired	(1,834,730)	(298,649)

Increase in Net Assets From Fund Share Transactions	47,208,838	68,062,985

Increase in Net Assets	49,038,745	74,553,532
NET ASSETS:
Beginning of period	77,788,011	3,234,479

End of period*	$126,826,756	$77,788,011

* Includes undistributed net investment income of:	$365,940	$9,595

See Notes to Financial Statements.

31        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Multiple Discipline Portfolio — Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“Funds”) are separate investment funds of the Smith Barney Multiple Discipline Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current quoted bid and asked price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (l) each Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

32        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, the Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

2.	Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as the investment manager to the Funds. Each Fund pays SBFM a management fee calculated at an annual rate of 0.75% of their respective average daily net assets. These fees are calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor. Each Fund has adopted a distribution plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund shall pay a distribution fee of 0.25% of the average daily net assets of each Fund, respectively. These fees are calculated daily and paid monthly.

During the six months ended June 30, 2004, the Funds had voluntary expense limitations in place of 1.00% of the average daily net assets of each Fund, respectively, resulting in the following fee waivers:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
Management fee waiver	—	$14,444	$12,930	—
Distribution plan fee waiver	$60,370	17,438	22,967	$55,062

Total	$60,370	$31,882	$35,897	$55,062

These expense limitations can be terminated at any time by SBFM or CGM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

In addition, for the six months ended June 30, 2004, CGM and its affiliates received brokerage commissions of $252 and $140 for Large Cap Growth and Value and Global All Cap Growth and Value, respectively.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.	Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value*
Purchases	$68,168,899	$7,027,623	$15,085,515	$62,298,285

Sales	4,271,839	636,340	516,328	15,348,223

*	Includes purchases and sales of U.S. government obligations amounting to $27,800,025 and $13,180,598, respectively.

33        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
Gross unrealized appreciation	$16,755,008	$1,560,818	$1,950,829	$9,250,744
Gross unrealized depreciation	(1,539,706)	(155,350)	(240,072)	(1,517,214)

Net unrealized appreciation	$15,215,302	$1,405,468	$1,710,757	$7,733,530

4.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.	Shares of Beneficial Interest

At June 30, 2004, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
All Cap Growth and Value
Shares sold	4,712,803	7,152,555
Shares issued on reinvestment	1,580	3,541
Shares reacquired	(80,309)	(49,116)

Net Increase	4,634,074	7,106,980

Large Cap Growth and Value
Shares sold	539,741	812,304
Shares issued on reinvestment	—	5,589
Shares reacquired	(16,905)	(71,773)

Net Increase	522,836	746,120

Global All Cap Growth and Value
Shares sold	1,218,407	713,459
Shares issued on reinvestment	375	3,551
Shares reacquired	(9,017)	(32,016)

Net Increase	1,209,765	684,994

Balanced All Cap Growth and Value
Shares sold	3,807,996	5,842,368
Shares issued on reinvestment	980	15,855
Shares reacquired	(143,487)	(28,120)

Net Increase	3,665,489	5,830,103

34        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunction action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

All Cap Growth and Value	$443
Large Cap Growth and Value	443
Global All Cap Growth and Value	443
Balanced All Cap Growth and Value	332

7.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

35        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Growth and Value	2004(1)(2)		2003(2)	2002(2)(3)
Net Asset Value, Beginning of Period	$13.99		$10.65	$10.00
Income From Operations:
Net investment income(4)	0.01		0.02	0.01
Net realized and unrealized gain	0.45		3.33	0.64
Total Income From Operations	0.46		3.35	0.65
Less Distributions From:
Net investment income	(0.00	)*	(0.01)	—
Net realized gains	—		(0.00)*	—
Total Distributions	(0.00	)*	(0.01)	—
Net Asset Value, End of Period	$14.45		$13.99	$10.65
Total Return(5)	3.30	%‡	31.44%	6.50	%‡
Net Assets, End of Period (000s)	$174,119		$103,769	$3,330
Ratios to Average Net Assets:
Expenses(4)(6)	1.00	%†	1.00%	1.00	%†
Net investment income	0.10	†	0.17	0.49	†
Portfolio Turnover Rate	3%		3%	2%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	The Manager and Distributor waived all or a portion of its fees for the six months ended June 30, 2004, the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $69,157 in expenses for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Per Share Decreases to Net Investment Income			Expense Ratios Without Fee Waivers and Expense Reimbursements
	2004	2003	2002	2004	2003	2002
All Cap Growth and Value	$0.01	$0.04	$0.40	1.08%†	1.31%	21.24%†

(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

36        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth and Value	2004(1)(2)		2003	2002(2)(3)
Net Asset Value, Beginning of Period	$13.74		$10.73	$10.00
Income From Operations:
Net investment income(4)	0.04		0.02	0.01
Net realized and unrealized gain	0.37		3.09	0.72
Total Income From Operations	0.41		3.11	0.73
Less Distributions From:
Net investment income	—		(0.03)	—
Net realized gains	—		(0.07)	—
Total Distributions	—		(0.10)	—
Net Asset Value, End of Period	$14.15		$13.74	$10.73
Total Return(5)	2.98	%‡	29.00%	7.30	%‡
Net Assets, End of Period (000s)	$18,537		$10,811	$436
Ratios to Average Net Assets:
Expenses(4)(6)	1.00	%†	1.00%	1.00	%†
Net investment income	0.58	†	0.62	0.69	†
Portfolio Turnover Rate	5%		5%	3%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	The Manager and Distributor waived all or a portion of its fees for the six months ended June 30, 2004, the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $14,174 and $72,138 in expenses for the year ended December 31, 2003 and the period ended December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Per Share Decreases to Net Investment Income			Expense Ratios Without Fee Waivers and Expense Reimbursements
	2004	2003	2002	2004	2003	2002
Large Cap Growth and Value	$0.03	$0.16	$2.55	1.46%†	2.35%	119.99%†

(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

37        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Global All Cap Growth and Value	2004(1)(2)		2003(2)	2002(2)(3)
Net Asset Value, Beginning of Period	$14.11		$10.78	$10.00
Income From Operations:
Net investment income(4)	0.04		0.04	0.01
Net realized and unrealized gain	0.47		3.36	0.77
Total Income From Operations	0.51		3.40	0.78
Less Distributions From:
Net investment income	(0.00	)*	(0.02)	—
Net realized gains	(0.00	)*	(0.05)	—
Total Distributions	(0.00	)*	(0.07)	—
Net Asset Value, End of Period	$14.62		$14.11	$10.78
Total Return(5)	3.63	%‡	31.55%	7.80	%‡
Net Assets, End of Period (000s)	$29,065		$10,974	$1,003
Ratios to Average Net Assets:
Expenses(4)(6)	1.00	%†	1.00%	1.00	%†
Net investment income	0.60	†	0.36	0.38	†
Portfolio Turnover Rate	3%		6%	2%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	The Manager and Distributor waived all or a portion of its fees for the six months ended June 30, 2004, the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $23,236 and $71,327 in expenses for the year ended December 31, 2003 and the period ended December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Per Share Decreases to Net Investment Income			Expense Ratios Without Fee Waivers and Expense Reimbursements
	2004	2003	2002	2004	2003	2002
Global All Cap Growth and Value	$0.03	$0.19	$1.10	1.39%†	2.56%	52.11%†

(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

38        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Balanced All Cap Growth and Value	2004(1)(2)		2003(2)	2002(2)(3)
Net Asset Value, Beginning of Period	$12.67		$10.42	$10.00
Income From Operations:
Net investment income(4)	0.05		0.08	0.02
Net realized and unrealized gain	0.21		2.20	0.40
Total Income From Operations	0.26		2.28	0.42
Less Distributions From:
Net investment income	(0.00	)*	(0.03)	—
Net realized gains	—		(0.00)*	—
Total Distributions	(0.00	)*	(0.03)	—
Net Asset Value, End of Period	$12.93		$12.67	$10.42
Total Return(5)	2.06	%‡	21.93%	4.20	%‡
Net Assets, End of Period (000s)	$126,827		$77,788	$3,234
Ratios to Average Net Assets:
Expenses(4)(6)	1.00	%†	1.00%	1.00	%†
Net investment income	0.72	†	0.69	1.28	†
Portfolio Turnover Rate	17%		39%	7%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	The Manager and Distributor waived all or a portion of its fees for the six months June 30, 2004, the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the Manager has reimbursed the Fund for $69,485 in expenses for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Per Share Decreases to Net Investment Income			Expense Ratios Without Fee Waivers and Expense Reimbursements
	2004	2003	2002	2004	2003	2002
Balanced All Cap Growth and Value	$0.01	$0.04	$0.40	1.10%†	1.39%	23.28%†

(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

39        Smith Barney Multiple Discipline Trust      |      2004 Semi-Annual Report

SMITH BARNEY

MULTIPLE DISCIPLINE TRUST

TRUSTEES

H. John Ellis

R. Jay Gerken, CFA

Chairman

Armon E. Kamesar

Stephen E. Kaufman

John J. Murphy

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Roger Paradiso

Investment Officer

Kirstin Mobyed

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and Chief Compliance Officer

Joseph T. Volpe

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Multiple Discipline Trust

Multiple Discipline Portfolio — All Cap Growth and Value

Multiple Discipline Portfolio — Large Cap Growth and Value

Multiple Discipline Portfolio — Global All Cap Growth and Value

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

The Funds are separate investment funds of the Smith Barney Multiple Discipline Trust, a Massachusetts business trust.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — All Cap Growth and Value, Multiple Discipline Portfolio — Large Cap Growth and Value, Multiple Discipline Portfolio — Global All Cap Growth and Value and Multiple Discipline Portfolio — Balanced All Cap Growth and Value.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02805 8/04

04-7086

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Multiple Discipline Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Multiple Discipline Trust

Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Multiple Discipline Trust

Date: September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Smith Barney Multiple Discipline Trust

Date: September 9, 2004